FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Line Items]
Outstanding convertible notes		$ 26.1
Estimated fair value of convertible notes		24.8
Long-term bank borrowings (including the current portions)	28.8	39.9
Fair value of long-term borrowings (including the current portions)	27.6	38.6
Other Asset Impairment Charges	$ 4.6